Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.8%
		Basic Industry - Chemicals—0.4%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$362,575
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	338,499
		TOTAL	701,074
		Basic Industry - Metals & Mining—1.7%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	252,291
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	831,971
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	462,106
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,067,936
		TOTAL	2,614,304
		Basic Industry - Paper—0.2%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	250,696
		Capital Goods - Aerospace & Defense—2.3%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	319,414
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	272,041
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	304,136
275,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	284,036
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	476,403
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	438,508
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	312,443
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	510,882
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	314,278
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.644% (3-month USLIBOR +1.735%), 2/15/2042	326,680
		TOTAL	3,558,821
		Capital Goods - Building Materials—1.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	131,619
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	838,507
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	531,418
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	246,895
		TOTAL	1,748,439
		Capital Goods - Construction Machinery—1.0%
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	262,196
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	630,948
500,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	510,377
185,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	204,891
		TOTAL	1,608,412
		Capital Goods - Diversified Manufacturing—2.1%
200,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	201,519
250,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	254,847
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	299,915
600,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	618,953
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	265,373
795,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	873,654
600,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	691,315
		TOTAL	3,205,576

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.2%
$300,000	WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	$321,758
	Communications - Cable & Satellite—2.0%
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	200,875
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,007,854
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	600,839
490,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	505,641
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	862,124
	TOTAL	3,177,333
	Communications - Media & Entertainment—1.2%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	612,556
1,000,000	CBS Corp., 3.700%, 8/15/2024	1,070,441
200,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	233,159
30,000	Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	32,487
	TOTAL	1,948,643
	Communications - Telecom Wireless—1.5%
1,000,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	1,053,078
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	301,865
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	557,272
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	397,746
	TOTAL	2,309,961
	Communications - Telecom Wirelines—1.8%
550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	613,805
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	244,481
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	503,057
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	316,522
250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	268,152
830,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	927,404
	TOTAL	2,873,421
	Consumer Cyclical - Automotive—2.5%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	785,115
375,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	402,184
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	260,485
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	748,376
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	265,356
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	505,157
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	725,150
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	215,996
	TOTAL	3,907,819
	Consumer Cyclical - Leisure—0.3%
533,653	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	545,344
	Consumer Cyclical - Retailers—3.2%
350,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	378,952
375,000	Alimentation Couche-Tard, Inc., 144A, 2.950%, 1/25/2030	380,658
179,586	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	194,525
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	512,612
330,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	346,307
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	766,062
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	666,823
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	791,356

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	$509,218
375,000	WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	397,392
	TOTAL	4,943,905
	Consumer Cyclical - Services—2.8%
400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	428,017
750,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	768,312
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	184,072
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	832,674
400,000	Expedia, Inc., 4.500%, 8/15/2024	433,838
500,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	510,690
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	245,168
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	94,886
500,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	516,673
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	301,085
	TOTAL	4,315,415
	Consumer Non-Cyclical - Food/Beverage—7.0%
449,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	469,253
700,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	830,040
460,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	474,698
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	884,840
500,000	Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	502,869
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	400,510
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	532,820
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	783,283
1,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,137,549
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	533,831
360,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	400,271
600,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	610,637
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,049,274
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	239,587
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	736,460
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	63,854
500,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	535,569
350,000	Tyson Foods, Inc., 3.950%, 8/15/2024	379,687
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	321,669
	TOTAL	10,886,701
	Consumer Non-Cyclical - Health Care—1.6%
210,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	215,641
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	595,036
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	270,190
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	268,704
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	270,354
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	190,315
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	381,345
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	366,801
	TOTAL	2,558,386
	Consumer Non-Cyclical - Pharmaceuticals—4.7%
610,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	648,632
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	566,617

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$465,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	$480,706
360,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	376,815
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	77,670
400,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	406,677
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	640,713
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	374,083
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	220,905
660,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	676,935
250,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.875%, 8/15/2020	251,497
125,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	137,183
340,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2025	373,609
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2045	267,970
220,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	241,636
350,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	386,844
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	888,120
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	256,867
	TOTAL	7,273,479
	Consumer Non-Cyclical - Products—0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	759,922
	Consumer Non-Cyclical - Supermarkets—0.7%
550,000	Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	555,113
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	512,386
	TOTAL	1,067,499
	Consumer Non-Cyclical - Tobacco—1.1%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	773,893
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	323,253
250,000	Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	255,406
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	337,008
	TOTAL	1,689,560
	Energy - Independent—1.9%
347,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	354,657
300,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	319,478
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	474,547
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	519,190
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	561,919
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	204,516
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	514,785
	TOTAL	2,949,092
	Energy - Integrated—1.8%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	516,770
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	539,014
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	207,186
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	263,132
820,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	823,117
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	422,964
	TOTAL	2,772,183
	Energy - Midstream—3.1%
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	529,078
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	698,945

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	$201,923
500,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	543,953
250,000	MPLX LP, Sr. Unsecd. Note, 144A, 3.500%, 12/1/2022	258,909
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	364,404
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	419,056
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	371,933
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	419,932
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	716,313
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	266,766
	TOTAL	4,791,212
	Energy - Oil Field Services—0.1%
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	101,039
	Financial Institution - Banking—20.5%
500,000	American Express Co., Sr. Unsecd. Note, 2.500%, 7/30/2024	512,653
800,000	American Express Co., Sr. Unsecd. Note, Series FIX, 3.700%, 8/3/2023	850,742
715,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	771,081
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	515,595
1,375,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,461,630
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	511,010
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	532,296
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	529,447
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	537,959
315,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	319,384
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	204,014
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	426,157
500,000	Capital One NA, Sr. Unsecd. Note, 2.150%, 9/6/2022	504,073
750,000	Citigroup, Inc., 4.125%, 7/25/2028	833,969
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	255,371
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	511,573
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,111,871
610,000	Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	641,277
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	272,660
980,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,030,780
635,000	Comerica, Inc., 3.800%, 7/22/2026	684,528
500,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.500%, 6/11/2021	510,528
500,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	532,512
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	142,766
400,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.600%, 6/15/2022	407,310
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	251,764
690,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	693,224
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 12/27/2020	250,840
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	320,316
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	543,263
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	270,834
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	552,819
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.300%, 1/14/2022	504,997
490,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	492,431
407,000	Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	425,061
500,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	519,464

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.207%, 4/1/2023	$514,510
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	274,694
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	523,424
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,081,310
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	249,710
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	374,575
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.100%, 12/9/2022	252,356
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.546% (3-month USLIBOR +0.640%), 12/1/2021	665,080
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	379,754
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,618,355
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	572,353
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	820,824
279,228	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	209,421
740,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	749,621
640,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	682,757
300,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	306,801
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	234,523
245,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	250,085
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	514,693
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	412,437
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,023,702
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	541,454
250,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.897%, 5/27/2022	253,783
		TOTAL	31,942,421
		Financial Institution - Broker/Asset Mgr/Exchange—2.3%
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	422,170
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,286,110
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	241,080
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	314,173
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	188,941
400,000		Stifel Financial Corp., 4.250%, 7/18/2024	436,207
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	151,880
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	537,007
		TOTAL	3,577,568
		Financial Institution - Finance Companies—1.6%
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	524,714
894,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	897,213
500,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	530,355
500,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	563,919
		TOTAL	2,516,201
		Financial Institution - Insurance - Health—0.7%
200,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	211,626
450,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	508,710
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	443,437
		TOTAL	1,163,773
		Financial Institution - Insurance - Life—1.6%
250,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	274,000
300,000		AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	303,942
250,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	271,193

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	$251,502
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	260,372
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	469,406
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	454,260
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	285,960
	TOTAL	2,570,635
	Financial Institution - Insurance - P&C—1.5%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	201,425
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	267,447
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	257,006
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	319,631
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	234,100
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	289,494
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	715,539
	TOTAL	2,284,642
	Financial Institution - REIT - Apartment—0.8%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	426,790
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	321,403
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	518,134
	TOTAL	1,266,327
	Financial Institution - REIT - Healthcare—1.4%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	273,322
600,000	Healthcare Trust of America, 3.700%, 4/15/2023	625,734
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	777,468
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	158,893
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	417,998
	TOTAL	2,253,415
	Financial Institution - REIT - Office—1.2%
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	637,321
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	276,863
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	676,650
350,000	Boston Properties LP, Sr. Unsecd. Note, 4.125%, 5/15/2021	358,852
	TOTAL	1,949,686
	Financial Institution - REIT - Other—0.6%
250,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/1/2025	270,895
215,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	252,592
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	379,852
	TOTAL	903,339
	Financial Institution - REIT - Retail—1.2%
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	348,985
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	656,179
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	104,041
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	470,060
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	266,277
	TOTAL	1,845,542
	Sovereign—1.1%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	871,029
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	846,663
	TOTAL	1,717,692

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—7.7%
$545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	$583,371
250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	251,747
750,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	807,415
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	368,501
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	240,623
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	528,869
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	502,993
450,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	526,005
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	412,655
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	421,509
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	48,014
400,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	464,775
165,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	170,225
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	339,195
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	971,566
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	548,450
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	554,017
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	103,396
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	434,679
350,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	382,238
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	570,841
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	209,857
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	753,393
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	317,701
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	352,059
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	283,468
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	369,488
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	450,036
	TOTAL	11,967,086
	Transportation - Railroads—0.5%
11,520	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	12,033
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	309,783
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	401,572
	TOTAL	723,388
	Transportation - Services—1.6%
450,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	459,594
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	828,906
685,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	700,785
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	520,754
	TOTAL	2,510,039
	Utility - Electric—4.2%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	332,457
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	459,532
155,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	157,574
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	514,710
250,000	Duke Energy Corp., Sr. Unsecd. Note, 2.400%, 8/15/2022	253,796
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	526,931
500,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	526,043
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	182,009

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	$408,320
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	479,589
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	250,842
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	258,224
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	406,739
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	122,657
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	501,040
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	502,190
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	266,378
440,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	447,489
	TOTAL	6,596,520
	Utility - Natural Gas—1.1%
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	312,344
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	559,141
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	515,179
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	308,456
	TOTAL	1,695,120
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	562,065
	TOTAL CORPORATE BONDS (IDENTIFIED COST $142,545,958)	150,925,453
	INVESTMENT COMPANY—2.9%
4,524,665	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3] (IDENTIFIED COST $4,525,570)	4,526,023
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $147,071,528)	155,451,476
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	426,164
	TOTAL NET ASSETS—100%	$155,877,640
At January 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	45	$5,924,531	March 2020	$111,957
5U.S. Treasury Long Bond Short Futures	24	$3,924,750	March 2020	$(103,314)
5U.S. Treasury Ultra Bond Short Futures	3	$581,063	March 2020	$(17,558)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(8,915)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,220,564 and $3,841,484, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2019	2,035,809
Purchases/Additions	42,406,937
Sales/Reductions	(39,918,081)

Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 1/31/2020	4,524,665
Value	$4,526,023
Change in Unrealized Appreciation/Depreciation	$453
Net Realized Gain/(Loss)	$(327)
Dividend Income	$45,926
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$150,716,032	$209,421	$150,925,453
Investment Company	4,526,023	—	—	4,526,023
TOTAL SECURITIES	$4,526,023	$150,716,032	$209,421	$155,451,476
Other Financial Instruments[1]
Assets	$111,957	$—	$—	$111,957
Liabilities	(120,872)	—	—	(120,872)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,915)	$—	$—	$(8,915)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust